Borrowings and Debt Securities - Repayment schedule of borrowings and debt securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	₩ 3,622,608	₩ 2,916,250
Debt Securities	51,232,007	50,838,270
Less than 1 year [Member]
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,166,871	1,116,500
Debt Securities	7,961,182	7,825,310
1~5 Years [Member]
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,117,222	295,162
Debt Securities	25,047,075	24,462,410
Over 5 Years [Member]
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,338,515	1,504,588
Debt Securities	₩ 18,223,750	₩ 18,550,550